Intangible assets and goodwill	12 Months Ended
Dec. 31, 2022
Intangible assets and goodwill
Intangible assets and goodwill
7.	Intangible assets and goodwill:
(a)	Intangible assets:

	Management	Covenants not
	services agreements	to complete	Software	Total
Cost

Balance, December 31, 2020	$6,020,000	$310,000	$—	$6,330,000
Additions (note 5(a))	3,850,000	550,000	—	4,400,000

Balance, December 30, 2021	9,870,000	860,000	—	10,730,000
Additions through business combinations (note 5(b))	15,850,000	—	363,424	16,213,424
Impairment loss (note 7(c))	(5,831,916)	(461,029)	—	(6,292,945)

Balance, December 31, 2022	$19,888,084	$398,971	$363,424	$20,650,479

Accumulated depreciation

Balance, December 31, 2020	$507,240	$78,361	$—	$585,601
Amortization	465,500	89,500	—	555,000

Balance, December 31, 2021	972,740	167,861	—	1,140,601
Amortization	1,146,567	172,000	39,646	1,358,213

Balance, December 31, 2022	$2,119,307	$339,861	$39,646	$2,498,814

Net book value

Balance, December 31, 2021	$8,897,260	$692,139	$—	$9,589,399
Balance, December 31, 2022	17,768,777	59,110	323,778	18,151,665

As a part of the Achieve TMS East/Central Acquisition, the Company acquired goodwill, the management service agreement and covenant not to compete intangible assets (see note 5). As a part of the Success TMS Acquisition, the Company acquired goodwill, the management service agreements and software intangible assets (see note 5).

7.	Intangible assets and goodwill (continued):
(b)	Goodwill:

Total
Cost
Balance, December 31, 2020	$3,707,650
Additions (note 5(a))	3,042,457

Balance, December 31, 2021	6,750,107
Additions (note 5(b))	15,328,219

Balance, December 31, 2022	$22,078,326

Impairment

Balance, December 31, 2020	$—
Impairment	—

Balance, December 31, 2021	—
Impairment (note 7 (c))	(14,384,215)

Balance, December 31, 2022	$(14,384,215)

Net book value

Balance, December 31, 2021	$6,750,107
Balance, December 31, 2022	7,694,111

The Company has determined that there are four CGUs: Achieve TMS East/Central, Achieve TMS West (as defined below) (the “Achieve TMS West CGU”), Success TMS and the remaining Company operations (the”Greenbrook CGU”). Prior to impairment, the Achieve TMS East/Central goodwill of $3,042,457 was fully allocated to the Achieve TMS East/Central CGU, the Achieve TMS West goodwill of $3,707,650 was fully allocated to the Achieve TMS West CGU, and the Success TMS goodwill of $15,328,219 was fully allocated to the Success TMS CGU. As at December 31, 2022, the Greenbrook CGU has nil goodwill (2021 – nil). After impairment, the remaining goodwill balance recognized by the Company as at December 31, 2022 relates entirely to the Success TMS CGU.

(c)	Impairment of non-financial assets:

As at December 31, 2022, the Company performed its annual assessment of the CGU with allocated goodwill, being Achieve TMS East/Central CGU, Achieve TMS West CGU, and Success TMS CGU.

The recoverable amounts for each of the four CGUs were estimated based on an assessment of value-in-use. The value-in-use for each CGU is determined by discounting five-year cash flow projections (cash flows beyond the five-year period are extrapolated using terminal growth rates). These projections reflect management’s expectations based on experience and future estimates of operating performance. The discount rate is applied to the cash flow projections and are derived from the weighted average cost of capital for the corresponding CGU.

7.	Intangible assets and goodwill (continued):

In measuring the recoverable amount for the Achieve TMS West CGU as at December 31, 2022, significant estimates include the average five-year budgeted revenue growth rate of 8%, EBITDA margin of 11%, the terminal growth rate of 2% and the discount rate of 12.1% for the Achieve TMS West CGU. The Company’s discount rates are based on market rates of return, debt to equity ratios, and certain risk premiums, among other things. The terminal growth rate is based on expected economic conditions and a general outlook for the industry.

In measuring the recoverable amount for the Achieve TMS East/Central CGU as at December 31, 2022, significant estimates include the average five-year budgeted revenue growth rate of nil, EBITDA margin of 10%, the terminal growth rate of 2% and the discount rate of 12.1% for the Achieve TMS East/Central CGU. The Company’s discount rates are based on market rates of return, debt to equity ratios, and certain risk premiums, among other things. The terminal growth rate is based on expected economic conditions and a general outlook for the industry.

In measuring the recoverable amount for the Success TMS CGU as at December 31, 2022, significant estimates include the average five-year budgeted revenue growth rate of 5%, EBITDA margin of 6%, the terminal growth rate of 2% and the discount rate of 8% for the Success TMS CGU. The Company’s discount rates are based on market rates of return, debt to equity ratios, and certain risk premiums, among other things. The terminal growth rate is based on expected economic conditions and a general outlook for the industry.

An impairment charge is recognized to the extent that the carrying value exceeds the recoverable amount. Impairment charges that have arisen as a result of the reviews performed total $20,677,160 as at December 31, 2022 (December 31, 2021 – nil; December 31, 2020 – nil), and include $3,707,650, $2,346,295 and $53,619 on Achieve TMS West CGU goodwill, management services agreement and non-compete agreement, respectively, $3,042,457, $3,485,621, and $407,410 on Achieve TMS East/Central CGU goodwill, management services agreement and non-compete agreement, respectively, and $7,634,108 on Success TMS CGU goodwill.